Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

June 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 92.3%
Argentina — 2.1%
Despegar.com Corp. (1)	546,590	$7,220,454
MercadoLibre, Inc. (1)	4,400	6,854,276
		14,074,730
China — 32.5%
Alibaba Group Holding, Ltd. (1)	990,605	28,068,609
A-Living Smart City Services Co., Ltd.	2,071,553	10,312,008
Baidu, Inc., ADR (1)	75,113	15,315,541
Beijing Thunisoft Corp., Ltd., Class A	2,364,831	7,045,268
Great Wall Motor Co., Ltd., Class H	7,764,624	25,101,048
Haier Smart Home Co., Ltd., Class A	1,390,544	5,575,949
Lufax Holding, Ltd., ADR, Class A (1)	708,154	8,002,140
Midea Group Co., Ltd., Class A	617,901	6,824,978
Ping An Insurance Group Co. of China, Ltd., Class H	1,419,404	13,902,821
Sany Heavy Industry Co., Ltd., Class A	1,563,458	7,033,928
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,315,000	10,619,180
Sunny Optical Technology Group Co., Ltd.	633,132	20,010,895
Tencent Holdings, Ltd.	498,500	37,495,202
Tongcheng-Elong Holdings, Ltd. (1)	2,523,203	6,317,513
Xtep International Holdings, Ltd.	4,722,624	8,904,758
Yum China Holdings, Inc.	147,000	9,589,467
		220,119,305
Hong Kong — 11.4%
ASM Pacific Technology, Ltd.	754,082	10,217,203
China Gas Holdings, Ltd.	1,128,300	3,444,059
CSPC Pharmaceutical Group, Ltd.	7,013,909	10,153,695
Galaxy Entertainment Group, Ltd. (1)	1,045,002	8,364,808
Luk Fook Holdings International, Ltd.	1,829,000	6,313,151
NagaCorp, Ltd.	6,652,061	6,417,055
Shimao Group Holdings, Ltd.	4,148,351	10,172,791
Xinyi Solar Holdings, Ltd.	10,116,697	21,837,879
		76,920,641
India — 10.9%
Amber Enterprises India, Ltd. (2)	155,117	6,106,597
CESC, Ltd.	420,000	4,350,303
DLF, Ltd.	668,000	2,526,232
Dr Reddy's Laboratories, Ltd., ADR	72,014	5,293,749
HDFC Bank, Ltd. (2)	223,436	4,502,688
ICICI Bank, Ltd., ADR (1)	432,021	7,387,559
ICICI Lombard General Insurance Co., Ltd. (2)	310,386	6,543,453
Infosys, Ltd. (2)	359,800	7,651,982
Infosys, Ltd., ADR	410,600	8,700,614
Reliance Industries, Ltd. (2)	397,872	11,297,841
Tata Power Co., Ltd. (2)	5,855,986	9,619,479
		73,980,497
Indonesia — 3.0%
Aneka Tambang	60,090,000	9,531,517
Bank Mandiri Persero	16,379,600	6,664,803
Ciputra Development	1,899,259	121,815
Mitra Adiperkasa (1)	94,097,000	4,055,905
		20,374,040
Malaysia — 0.9%

Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

June 30, 2021 (Unaudited)

Description	Shares	Value
My EG Services	14,320,303	$6,139,983
Philippines — 3.7%
Ayala Land, Inc.	8,806,200	6,503,401
BDO Unibank, Inc.	2,876,769	6,671,110
Megaworld Corp.	45,523,826	3,012,229
Robinsons Land Corp.	9,285,600	3,287,006
Security Bank Corp.	2,333,415	5,640,540
		25,114,286
Singapore — 2.5%
Nanofilm Technologies International, Ltd. (1)	1,234,300	5,039,270
Sea Ltd., ADR (1)	43,750	12,013,750
		17,053,020
South Korea — 14.4%
LG Chem, Ltd.	32,905	24,836,167
LG Household & Health Care, Ltd.	4,505	7,048,626
NAVER Corp.	54,250	20,112,219
Samsung Electro-Mechanics Co., Ltd.	103,976	16,342,185
Samsung Electronics Co., Ltd.	409,919	29,374,829
		97,714,026
Taiwan — 10.1%
Airtac International Group	280,888	10,837,312
Chailease Holding Co., Ltd.	2,483,550	18,050,027
Elite Material Co., Ltd.	2,654,500	20,769,170
Hon Hai Precision Industry Co., Ltd.	1,760,000	7,074,742
Lotus Pharmaceutical Co., Ltd. (1)	3,240,500	11,804,782
		68,536,033
Thailand — 0.8%
Thai Beverage PLC	9,831,790	4,935,270
Vietnam — 0.0%
Military Commercial Joint Stock Bank (1)	84	158
Total Common Stocks
(identified cost $436,461,435)		624,961,989
Short-Term Investments — 6.1%
Mutual Funds — 6.1%
Federated Hermes Treasury Obligations Fund, Institutional Class, 0.005% (3)	41,815,907	41,815,907
Total Short-Term Investments
(identified cost $41,815,907)		41,815,907
Total Investments — 98.4%
(identified cost $478,277,342)		666,777,896
Other Assets and Liabilities — 1.6%		10,507,825
Total Net Assets — 100.0%		$677,285,721

(1)	Non-income producing.
(2)	Securities held through a Mauritius Subsidiary.
(3)	Represents the 7-day effective yield as of June 30, 2021.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Emerging Markets Fund

Industry Allocation (Consolidated)

June 30, 2021 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Auto Manufacturers	$25,101,047	3.7%
Banks	30,866,858	4.6
Beverages	4,935,271	0.7
Building Materials	6,106,597	0.9
Chemicals	24,836,168	3.7
Computers	16,352,596	2.4
Cosmetics/Personal Care	7,048,626	1.0
Diversified Financial Services	18,050,027	2.7
Electric	13,969,782	2.1
Electronics	23,416,927	3.5
Energy-Alternate Sources	21,837,879	3.2
Gas	3,444,059	0.5
Home Furnishings	12,400,927	1.8
Insurance	20,446,274	3.0
Internet	135,525,937	20.0
Lodging	14,781,862	2.2
Machinery-Construction & Mining	7,033,928	1.0
Mining	9,531,517	1.4
Miscellaneous Manufacturing	56,656,647	8.4
Oil & Gas	11,297,841	1.7
Pharmaceuticals	37,871,407	5.6
Real Estate	35,935,481	5.3
Retail	28,863,282	4.3
Semiconductors	39,592,031	5.8
Software	19,059,018	2.8
Total Common Stocks	624,961,989	92.3
Short-Term Investments	41,815,907	6.1
Total Investments	666,777,896	98.4
Other Assets and Liabilities	10,507,825	1.6
Total Net Assets	$677,285,721	100.0%

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 100.1%
Basic Materials — 1.8%
Chemicals — 1.8%
The Mosaic Co.	84,467	$2,695,342
Total Basic Materials		2,695,342
Communications — 12.3%
Internet — 8.4%
Etsy, Inc.(1)	20,405	4,200,165
GoDaddy, Inc., Class A(1)	31,261	2,718,457
Revolve Group, Inc., Class A(1)	49,334	3,399,113
Zendesk, Inc.(1)	16,451	2,374,537
		12,692,272
Media — 1.7%
The New York Times Co., Class A	59,874	2,607,513
Telecommunications — 2.2%
Arista Networks, Inc.(1)	9,255	3,353,179
Total Communications		18,652,964
Consumer, Cyclical — 16.5%
Apparel — 3.8%
Deckers Outdoor Corp.(1)	7,693	2,954,650
PVH Corp.(1)	26,152	2,813,694
		5,768,344
Distribution/Wholesale — 1.0%
Avient Corp.	29,963	1,472,981
Home Furnishings — 1.7%
Dolby Laboratories, Inc., Class A	26,302	2,585,224
Lodging — 1.6%
Hyatt Hotels Corp., Class A(1)	30,837	2,394,185
Retail — 6.5%
CarMax, Inc.(1)	25,524	3,296,424
Dick's Sporting Goods, Inc.	29,625	2,968,129
Lithia Motors, Inc., Class A	3,655	1,256,004
RH(1)	3,560	2,417,240
		9,937,797
Textiles — 1.9%
Mohawk Industries, Inc.(1)	15,338	2,947,810
Total Consumer, Cyclical		25,106,341
Consumer, Non-cyclical — 29.5%
Biotechnology — 13.5%
Acceleron Pharma, Inc.(1)	17,151	2,152,279
Amicus Therapeutics, Inc.(1)	125,657	1,211,333
Argenx SE, ADR(1)	4,625	1,392,449
Arrowhead Pharmaceuticals, Inc.(1)	47,850	3,962,937
BeiGene, Ltd., ADR(1)	6,492	2,227,989
BioMarin Pharmaceutical, Inc.(1)	28,668	2,392,058
Exact Sciences Corp.(1)	12,090	1,502,908
Exelixis, Inc.(1)	96,452	1,757,355
Guardant Health, Inc.(1)	11,836	1,469,913
Halozyme Therapeutics, Inc.(1)	25,079	1,138,837

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Veracyte, Inc.(1)	26,870	$1,074,263
Viking Therapeutics, Inc.(1)	43,446	260,242
		20,542,563
Commercial Services — 1.7%
Insperity, Inc.	18,978	1,715,042
Ritchie Bros Auctioneers, Inc.	13,840	820,435
		2,535,477
Healthcare-Products — 7.5%
AtriCure, Inc.(1)	31,135	2,469,940
Inari Medical, Inc.(1)	16,225	1,513,468
iRhythm Technologies, Inc.(1)	24,344	1,615,224
Novocure, Ltd.(1)	14,180	3,145,408
Shockwave Medical, Inc.(1)	13,910	2,639,144
		11,383,184
Healthcare-Services — 3.2%
Molina Healthcare, Inc.(1)	10,397	2,631,065
PRA Health Sciences, Inc.(1)	14,035	2,318,722
		4,949,787
Pharmaceuticals — 3.6%
Bausch Health Cos., Inc.(1)	127,298	3,732,377
Neurocrine Biosciences, Inc.(1)	18,011	1,752,831
		5,485,208
Total Consumer, Non-Cyclical		44,896,219
Energy — 3.2%
Oil & Gas — 1.2%
Devon Energy Corp.	63,911	1,865,562
Oil & Gas Services — 2.0%
ChampionX Corp.(1)	114,270	2,931,026
Total Energy		4,796,588
Financial — 6.4%
Banks — 2.4%
Citizens Financial Group, Inc.	78,634	3,606,941
Diversified Financial Services — 4.0%
Invesco, Ltd.	75,228	2,010,845
Synchrony Financial	84,664	4,107,897
		6,118,742
Total Financial		9,725,683
Industrial — 15.0%
Electrical Components & Equipment — 1.0%
Universal Display Corp.	7,069	1,571,651
Electronics — 0.9%
Advanced Energy Industries, Inc.	12,807	1,443,477
Engineering & Construction — 4.2%
EMCOR Group, Inc.	21,229	2,615,201
Jacobs Engineering Group, Inc.	16,875	2,251,462
TopBuild Corp.(1)	7,303	1,444,387
		6,311,050
Machinery-Diversified — 3.9%
Cognex Corp.	24,385	2,049,559
Graco, Inc.	22,372	1,693,561

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Nordson Corp.	10,296	$2,260,075
		6,003,195
Miscellaneous Manufacturing — 1.7%
AO Smith Corp.	35,550	2,561,733
Packaging & Containers — 2.0%
Berry Global Group, Inc.(1)	45,548	2,970,640
Transportation — 1.3%
Landstar System, Inc.	12,593	1,989,946
Total Industrial		22,851,692
Technology — 15.4%
Computers — 5.1%
Fortinet, Inc.(1)	16,369	3,898,932
Qualys, Inc.(1)	18,043	1,816,750
TTEC Holdings, Inc.	19,335	1,993,245
		7,708,927
Semiconductors — 4.7%
Entegris, Inc.	31,525	3,876,629
Power Integrations, Inc.	22,603	1,854,802
Semtech Corp.(1)	20,062	1,380,266
		7,111,697
Software — 5.6%
ACI Worldwide, Inc.(1)	42,357	1,573,139
Blackline, Inc.(1)	16,498	1,835,732
Jack Henry & Associates, Inc.	9,802	1,602,725
MongoDB, Inc., Class A(1)	3,990	1,442,465
Zynga, Inc., Class A(1)	196,351	2,087,211
		8,541,272
Total Technology		23,361,896
Total Common Stocks
(identified cost $94,521,936)		152,086,725
Total Investments — 100.1%
(identified cost $94,521,936)		152,086,725
Other Assets and Liabilities — (0.1)%		(81,231)
Total Net Assets — 100.0%		$152,005,494

(1)	Non-income producing.

ADR – American Depositary Receipt

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 96.5%
Australia — 2.8%
Commonwealth Bank of Australia	90,656	$6,790,022
Canada — 2.4%
Canadian National Railway Co.	54,921	5,795,264
Denmark — 5.3%
Chr Hansen Holding A/S	34,325	3,097,914
Novo Nordisk A/S, Class B	114,705	9,609,811
		12,707,725
France — 12.6%
Air Liquide SA	21,896	3,833,488
EssilorLuxottica SA	35,830	6,612,024
L'Oreal SA	23,477	10,460,821
LVMH Moet Hennessy Louis Vuitton SE	11,919	9,345,547
		30,251,880
Germany — 4.0%
Rational AG	3,253	2,946,754
SAP SE	46,332	6,528,450
		9,475,204
India — 2.5%
HDFC Bank, Ltd., ADR (1)	80,748	5,904,294
Japan — 11.0%
FANUC Corp.	16,501	3,979,876
Keyence Corp.	22,520	11,365,916
Shimano, Inc.	27,521	6,527,552
Unicharm Corp.	109,011	4,386,148
		26,259,492
Sweden — 1.6%
Svenska Handelsbanken AB, Class A	349,726	3,945,916
Switzerland — 19.5%
Alcon, Inc.	63,323	4,433,226
Cie Financiere Richemont SA	35,868	4,339,590
Geberit AG	9,206	6,904,749
Nestle SA	106,406	13,249,864
Roche Holding AG	27,712	10,438,796
Schindler Holding AG	23,562	7,206,361
		46,572,586
Taiwan — 6.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	132,802	15,957,488
United Kingdom — 23.8%
Bunzl PLC	134,734	4,452,615
Diageo PLC	197,045	9,433,846
Howden Joinery Group PLC	458,051	5,174,221
InterContinental Hotels Group PLC (1)	96,392	6,413,688
Intertek Group PLC	79,495	6,081,164
London Stock Exchange Group PLC	66,123	7,290,086
Rotork PLC	959,762	4,519,339
Spirax-Sarco Engineering PLC	35,186	6,626,883
Unilever PLC	116,939	6,844,550
		56,836,392
United States — 4.3%
IHS Markit, Ltd.	91,361	10,292,730

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $159,806,660)		$230,788,993
Total Investments — 96.5%
(identified cost $159,806,660)		230,788,993
Other Assets and Liabilities — 3.5%		8,372,292
Total Net Assets — 100.0%		$239,161,285

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital International Equity Fund

Industry Allocation

June 30, 2021 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$9,345,547	3.9%
Banks	16,640,231	7.0
Beverages	9,433,846	3.9
Building Materials	6,904,749	2.9
Chemicals	6,931,402	2.9
Commercial Services	16,373,894	6.8
Cosmetics/Personal Care	21,691,520	9.1
Distribution/Wholesale	4,452,615	1.9
Diversified Financial Services	7,290,086	3.1
Electronics	4,519,339	1.9
Food	13,249,864	5.5
Hand/Machine Tools	7,206,361	3.0
Healthcare-Products	11,045,250	4.6
Home Furnishings	8,120,975	3.4
Leisure Time	6,527,552	2.7
Lodging	6,413,688	2.7
Machinery-Diversified	21,972,675	9.2
Pharmaceuticals	20,048,607	8.4
Retail	4,339,590	1.8
Semiconductors	15,957,488	6.7
Software	6,528,450	2.7
Transportation	5,795,264	2.4
Total Common Stocks	230,788,993	96.5
Total Investments	230,788,993	96.5
Other Assets and Liabilities	8,372,292	3.5
Total Net Assets	$239,161,285	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.9%
France — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	982	$769,975
India — 2.1%
HDFC Bank, Ltd., ADR (1)	8,109	592,930
Japan — 4.1%
Keyence Corp.	2,242	1,131,545
Switzerland — 11.2%
Geberit AG	790	592,521
Nestle SA	8,314	1,035,274
Roche Holding AG	2,414	909,326
Schindler Holding AG	1,785	545,937
		3,083,058
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,188	1,344,350
United Kingdom — 10.7%
Diageo PLC	17,095	818,451
InterContinental Hotels Group PLC (1)	8,011	533,032
Intertek Group PLC	6,791	519,494
Spirax-Sarco Engineering PLC	2,661	501,169
Unilever PLC	10,101	591,221
		2,963,367
United States — 64.1%
Alphabet, Inc., Class A (1)	681	1,662,859
AutoZone, Inc. (1)	566	844,597
Becton, Dickinson and Co.	2,976	723,733
Carrier Global Corp.	13,988	679,817
CME Group, Inc.	3,261	693,550
Graco, Inc.	7,916	599,241
Johnson & Johnson	6,069	999,807
Mastercard, Inc., Class A	3,394	1,239,116
Mettler-Toledo International, Inc. (1)	525	727,304
Microsoft Corp.	5,110	1,384,299
Moody's Corp.	5,263	1,907,153
MSCI, Inc.	1,813	966,474
NIKE, Inc., Class B	4,980	769,360
Oracle Corp.	9,361	728,660
Otis Worldwide Corp.	7,934	648,763
PepsiCo, Inc.	5,361	794,339
Sherwin-Williams Co.	3,515	957,662
TJX Cos., Inc.	10,477	706,359
UnitedHealth Group, Inc.	1,682	673,540
		17,706,633
Total Common Stocks
(identified cost $17,534,932)		27,591,858
Total Investments — 99.9%
(identified cost $17,534,932)		27,591,858
Other Assets and Liabilities — 0.1%		22,708
Total Net Assets — 100.0%		$27,614,566

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Global Equity Fund

Industry Allocation

June 30, 2021 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,539,335	5.6%
Banks	592,930	2.2
Beverages	1,612,790	5.8
Building Materials	1,272,338	4.6
Chemicals	957,662	3.5
Commercial Services	2,426,647	8.8
Cosmetics/Personal Care	591,221	2.1
Diversified Financial Services	1,932,665	7.0
Electronics	727,304	2.6
Food	1,035,274	3.8
Hand/Machine Tools	545,937	2.0
Healthcare-Services	673,540	2.4
Internet	1,662,859	6.0
Lodging	533,032	1.9
Machinery-Diversified	2,880,718	10.4
Pharmaceuticals	2,632,867	9.5
Retail	1,550,956	5.6
Semiconductors	1,344,350	4.9
Software	3,079,433	11.2
Total Common Stocks	27,591,858	99.9
Total Investments	27,591,858	99.9
Other Assets and Liabilities	22,708	0.1
Total Net Assets	$27,614,566	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.8%
Basic Materials — 8.7%
Chemicals — 8.7%
Ecolab, Inc.	6,273	$1,292,050
Linde PLC	10,092	2,917,597
Sherwin-Williams Co.	13,533	3,687,066
Total Basic Materials		7,896,713
Communications — 9.2%
Internet — 7.3%
Alphabet, Inc., Class A(1)	2,690	6,568,415
Media — 1.9%
FactSet Research Systems, Inc.	5,160	1,731,748
Total Communications		8,300,163
Consumer, Cyclical — 13.9%
Apparel — 3.4%
NIKE, Inc., Class B	19,893	3,073,270
Retail — 10.5%
AutoZone, Inc.(1)	2,485	3,708,167
Lowe's Cos., Inc.	16,072	3,117,486
TJX Cos., Inc.	40,608	2,737,791
		9,563,444
Total Consumer, Cyclical		12,636,714
Consumer, Non-cyclical — 18.4%
Beverages — 3.9%
PepsiCo, Inc.	23,861	3,535,484
Cosmetics/Personal Care — 2.2%
Colgate-Palmolive Co.	24,719	2,010,890
Healthcare-Services — 4.7%
UnitedHealth Group, Inc.	10,697	4,283,507
Pharmaceuticals — 7.6%
Becton, Dickinson and Co.	11,641	2,830,975
Johnson & Johnson	24,231	3,991,815
		6,822,790
Total Consumer, Non-Cyclical		16,652,671
Financial — 16.5%
Banks — 2.1%
U.S. Bancorp	32,847	1,871,293
Diversified Financial Services — 14.4%
CME Group, Inc.	11,056	2,351,390
Mastercard, Inc., Class A	11,765	4,295,284
Moody's Corp.	17,656	6,398,005
		13,044,679
Total Financial		14,915,972
Industrial — 13.7%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Description	Shares	Value
Building Materials — 2.9%
Carrier Global Corp.	53,743	$2,611,910
Electronics — 2.9%
Mettler-Toledo International, Inc.(1)	1,875	2,597,512
Machinery-Diversified — 7.9%
Graco, Inc.	33,354	2,524,898
Middleby Corp.(1)	14,542	2,519,547
Otis Worldwide Corp.	26,100	2,134,197
		7,178,642
Total Industrial		12,388,064
Technology — 19.4%
Semiconductors — 3.1%
Analog Devices, Inc.	16,107	2,772,981
Software — 16.3%
Microsoft Corp.	29,691	8,043,292
MSCI, Inc.	7,235	3,856,834
Oracle Corp.	37,111	2,888,720
		14,788,846
Total Technology		17,561,827
Total Common Stocks
(identified cost $63,581,758)		90,352,124
Total Investments — 99.8%
(identified cost $63,581,758)		90,352,124
Other Assets and Liabilities — 0.2%		223,431
Total Net Assets — 100.0%		$90,575,555

(1)	Non-income producing.

PLC – Public Limited Company